SUBSEQUENT EVENTS (Details) (Subsequent event, Revolving credit line, USD $)	3 Months Ended
Mar. 31, 2013
Subsequent event | Revolving credit line
Subsequent Events
Principal amount borrowed	$ 10,000,000
Interest rate (as a percent)	3.50%